Decommissioning Liabilities (Tables)	9 Months Ended
Sep. 30, 2023
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Summary of Decommissioning Provision

Total
As at December 31, 2022	3,559
Liabilities Incurred	12
Liabilities Acquired (Note 3) (1)	5
Liabilities Settled	(156)
Liabilities Disposed (Note 3) (1)	(5)
Change in Estimated Future Cash Flows	32
Unwinding of Discount on Decommissioning Liabilities (Note 4)	165
Exchange Rate Movements	(9)
As at September 30, 2023	3,603